Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000231837 [Member] | Lightning Re Series 2023 1 3 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231837 [Member] | United States Treasury Bill 0 000 12 5 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231837 [Member] | Alamo Re Ltd 6 7 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231837 [Member] | Cape Lookout Re Ltd 4 28 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231837 [Member] | Consulate Re 2024 4A 4 550 12 31 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231837 [Member] | Kilimanjaro III Re Ltd 6 25 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231837 [Member] | Kendall Re Ltd 4 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231837 [Member] | Tomoni Re Pte Ltd 4 7 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231837 [Member] | Merna Reinsurance II Ltd 7 7 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231837 [Member] | Mystic Re IV Ltd 1 8 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231837 [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000231837 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000231837 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231837 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231837 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231837 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231837 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231837 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000231837 [Member] | Preferred Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000237757 [Member] | United States Treasury Note 4 000 2 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000237757 [Member] | United States Treasury Note 3 875 8 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000237757 [Member] | United States Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237757 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237757 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237757 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%